June 24, 2011

Supplement

SUPPLEMENT DATED JUNE 24, 2011 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2010

Effective August 1, 2011, the section of the Prospectus entitled "Fund Summary—Investment Adviser—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Asset Allocation team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund's portfolio is shown below:

Name	Title with Investment Adviser	Date Began Managing Fund
Mark A. Bavoso	Managing Director	January 1994

Henry McVey	Managing Director	March 2010

Cyril Moullé-Berteaux	Managing Director	August 2011

The second and third paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Asset Allocation team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Mark A. Bavoso, Henry McVey and Cyril Moullé-Berteaux.

Mr. Bavoso has been associated with the Investment Adviser in an investment management capacity since 1986. Mr. McVey has been associated with the Investment Adviser in an investment management capacity since June 2009. Mr. McVey was a portfolio manager for Fortress Investment Group LLC from September 2007 to May 2009. Prior to September 2007, Mr. McVey worked as the Chief U.S. Investment Strategist for Morgan Stanley. Mr. Moullé-Berteaux has been associated with the Investment Adviser in an investment management capacity since August 2011. Mr. Moullé-Berteaux was a founding partner and portfolio manager of Traxis Partners LP from March 2003 to July 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Fund. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MSSPTGS

June 24, 2011

Supplement

SUPPLEMENT DATED JUNE 24, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2010

Effective August 1, 2011, the second and third paragraphs under the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers" are hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Mark A. Bavoso	2	$770.5 million	0	$0	0	$0
Henry McVey	3	$179.7 million	3	$348.8 million	10	$4.3 billion*
Cyril Moullé-Berteaux**	0	$0	0	$0	0	$0

*  Of these other accounts, four accounts with a total of approximately $1.6 billion in assets had performance based fees.

**  Figures shown are as of June 24, 2011.

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of July 31, 2010, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Mark A. Bavoso	$100,001-$500,000

Henry McVey	Over $1 million*

Cyril Moullé-Berteaux	None**

*  Not included in the table above, the portfolio manager has made investments in one or more other pooled investment vehicles (i.e., funds not formed or registered in the United States) managed by the same portfolio management team pursuant to a similar strategy.

**  Figures shown are as of June 24, 2011.

***

Effective September 1, 2011, Henry McVey will no longer be managing the Fund. As a result, effective September 1, 2011, all references to Mr. McVey are hereby deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.